Other Accounts Receivable and Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 1	$ 133
Advances to suppliers	153	320
Prepaid expenses	307	276
Other	29	90
Other accounts receivables and prepaid expenses	$ 490	$ 819